Segment Information, Other Segment Information Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Other Significant Reconciling Item [Line Items]
Operating capital employed	$ 6,326.3	$ 6,216.3
Segment liabilities included in total operating capital employed	2,334.1	1,877.7
Assets of discontinued operations	652.7	494.7
Assets	9,974.3	9,206.3
Capital expenditures	83.0	38.3	$ 66.8
Depreciation and amortization	150.2	97.8	85.8
Research and development expenses	287.7	138.4	131.4
FMC Agricultural Solutions
Segment Reporting, Other Significant Reconciling Item [Line Items]
Other cash payments to contract manufacturers	17.8	15.9	10.4
Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Assets	8,660.4	8,094.0
Operating Segments | FMC Agricultural Solutions
Segment Reporting, Other Significant Reconciling Item [Line Items]
Operating capital employed	6,326.3	6,216.3
Assets	8,660.4	8,094.0
Capital expenditures	74.5	26.2	23.1
Depreciation and amortization	143.6	90.5	80.8
Research and development expenses	287.7	138.4	131.4
Corporate items
Segment Reporting, Other Significant Reconciling Item [Line Items]
Operating capital employed	661.2	617.6
Assets	661.2	617.6
Capital expenditures	8.5	12.1	43.7
Depreciation and amortization	6.6	7.3	5.0
Research and development expenses	$ 0.0	$ 0.0	$ 0.0